ACCOUNT RECEIVABLES - THIRD PARTIES, NET (Details) - Nonrelated Party - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
ACCOUNT RECEIVABLES - THIRD PARTIES, NET
Accounts receivable-third parties	$ 77,047	$ 111
Less: Allowance for credit losses	(383)	0
Total	$ 76,664	$ 111